SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details textual)	12 Months Ended
Dec. 31, 2020 USD ($)
Ships [member]
Statement1 [Line Items]
Acquisitions through business combinations, property, plant and equipment	$ 239,773,000
Dry docking member [Member]
Statement1 [Line Items]
Acquisitions through business combinations, property, plant and equipment	3,823,000
Plants and equipment [Member]
Statement1 [Line Items]
Acquisitions through business combinations, property, plant and equipment	$ 287,000